Consolidated Statement of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-controlling Interest [Member]	Redeemable Non-controlling Interest [Member]
Balance at Dec. 31, 2010	$ 22,332	$ 12,597	$ (17,468)	$ 30,191	$ (166)	$ (3,769)	$ 947	$ 317
Comprehensive income (loss):
Net income	5,374			4,979			395
Redeemable noncontrolling interest in subsidiaries' earnings	(25)						(25)	25
Other comprehensive income (loss), net of tax	(1,727)					(1,721)	(6)	3
Common Stock issued under employee plans, net of tax benefit	687	672	10		14
Treasury Stock Reissued at Lower than Repurchase Price				(9)
Common Stock contributed to defined benefit pension plans	450	227	223
Treasury Stock, Value, Acquired, Cost Method	(2,175)		(2,175)
Dividends on Common Stock	(1,602)			(1,602)
Dividends on ESOP Common Stock	(63)			(63)
Dividends attributable to noncontrolling interest	(363)						(363)	(15)
Redeemable noncontrolling interest accretion	(9)			(9)				9
Purchase of subsidiary shares from noncontrolling interest	(73)	(54)					(19)	(2)
Sale of subsidiary shares in noncontrolling interest	26	3					23
Other changes in noncontrolling interest	(12)						(12)	21
Balance at Dec. 31, 2011	22,820	13,445	(19,410)	33,487	(152)	(5,490)	940	358
Comprehensive income (loss):
Net income	5,490			5,130			360
Redeemable noncontrolling interest in subsidiaries' earnings	(24)						(24)	24
Other comprehensive income (loss), net of tax	44					42	2	6
Common Stock issued under employee plans, net of tax benefit	654	643	18		13
Treasury Stock Reissued at Lower than Repurchase Price				(20)
Common Stock contributed to defined benefit pension plans	279	138
Treasury Stock reissued under employee plans			141
Equity Units issuance	(216)	(216)
Dividends on Common Stock	(1,752)			(1,752)
Dividends on ESOP Common Stock	(67)			(67)
Dividends attributable to noncontrolling interest	(337)						(337)	(18)
Redeemable noncontrolling interest accretion	(2)			(2)				2
Purchase of subsidiary shares from noncontrolling interest	(38)	(34)					(4)	(34)
Sale of subsidiary shares in noncontrolling interest	52						52
Other changes in noncontrolling interest	66						66
Redeemable noncontrolling interest reclassification to noncontrolling interest	100						100	(100)
Balance at Dec. 31, 2012	27,069	13,976	(19,251)	36,776	(139)	(5,448)	1,155	238
Comprehensive income (loss):
Net income	6,109			5,721			388
Redeemable noncontrolling interest in subsidiaries' earnings	(5)						(5)	5
Other comprehensive income (loss), net of tax	2,563					2,568	(5)	(9)
Common Stock issued under employee plans, net of tax benefit	889	837	20	19	13
Treasury Stock, Value, Acquired, Cost Method	(1,200)		(1,200)
Dividends on Common Stock	(1,908)			(1,908)
Dividends on ESOP Common Stock	(69)			(69)
Dividends attributable to noncontrolling interest	(355)						(355)	(5)
Purchase of subsidiary shares from noncontrolling interest	(143)	(49)					(94)	(3)
Sale of subsidiary shares in noncontrolling interest	243						243
Disposition of noncontrolling interest	(7)						(7)	(82)
Redeemable noncontrolling interest reclassification to noncontrolling interest	33						33	(33)
Balance at Dec. 31, 2013	$ 33,219	$ 14,764	$ (20,431)	$ 40,539	$ (126)	$ (2,880)	$ 1,353	$ 111